united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Donoghue Forlines Tactical Income Fund (fka Power Income Fund)
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund (fka Power Dividend Index Fund)
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Dividend Mid-Cap Fund (fka Power Dividend Mid-Cap Index Fund)
Class	A:	DMCAX
Class	C:	DMCCX
Class	I:	DMCIX

Donoghue Forlines Floating Rate Fund (fka Power Floating Rate Index Fund)
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Donoghue Forlines Momentum Fund (fka Power Momentum Index Fund)
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Tactical Allocation Fund (fka Power Tactical Allocation/JAForlines Fund)
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Semi-Annual Report
December 31, 2020

1-877-7PWRINC
1-877-779-7462

www.donoghueforlinesfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Dividend Mid-Cap Fund, Donoghue Forlines Floating Rate Fund, or Donoghue Forlines Tactical Allocation Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Donoghue Forlines Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Tactical Income Fund - Class A	3.63%	(4.91)%	1.98%	1.83%	1.99%	N/A
Donoghue Forlines Tactical Income Fund - Class A with load	(1.60)%	(9.65)%	0.95%	1.31%	1.48%	N/A
Donoghue Forlines Tactical Income Fund - Class C	3.24%	(5.55)%	1.22%	N/A	N/A	0.43%
Donoghue Forlines Tactical Income Fund - Class I	3.76%	(4.54)%	2.24%	2.09%	2.24%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	1.29%	7.51%	4.44%	3.84%	3.64%	3.77%
Bloomberg Barclays Global Aggregate Bond Index (d)	6.04%	9.20%	4.79%	2.83%	2.81%	3.26%
Reference Index (e)	9.54%	12.56%	7.05%	4.89%	5.04%	5.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2020 is 1.87%, 2.62% and 1.62%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(e)	The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregate Bond Index, 10% MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index. The MSCI ACWI Index represents the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 26 emerging markets. the S&P Goldman Sachs Commodities Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2020
Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	75.0%
Exchange Traded Funds - Equity	17.2%
Exchange Traded Funds - Commodity	6.2%
Collateral For Securities Loaned	3.2%
Money Market Funds	1.9%
Liabilities in Excess of Other Assets	(3.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Dividend Fund - Class A	10.80%	(6.76)%	0.99%	1.90%	N/A
Donoghue Forlines Dividend Fund - Class A with load	5.25%	(11.43)%	(0.04)%	1.17%	N/A
Donoghue Forlines Dividend Fund - Class C	10.40%	(7.47)%	0.24%	N/A	(1.14)%
Donoghue Forlines Dividend Fund - Class I	10.85%	(6.53)%	1.24%	2.15%	N/A
S&P 500 Value Index (c)	19.98%	1.36%	10.52%	9.32%	8.03%
S&P 500 Total Return Index (d)	22.16%	18.40%	15.22%	13.57%	12.53%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2020 is 1.67%, 2.42% and 1.42% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Value Index is a market cap-weighted index that covers the complete market cap of the S&P 500 index. All S&P index stocks are represented in both and/or each Growth and Value index. The value factors used to determine a stock’s value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. This Index has been selected as Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2020
Holdings By Investment Type	% of Net Assets
Oil & Gas Producers	9.2%
Technology Hardware	8.3%
Electric Utilities	8.2%
Biotech & Pharma	8.0%
Home & Office Products	6.2%
Banking	4.1%
Industrial Support Services	4.1%
Chemicals	4.0%
Food	4.0%
Containers & Packaging	4.0%
Other Industries	40.1%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Dividend Mid-Cap Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Donoghue Forlines Dividend Mid-Cap Fund - Class A	8.70%	(24.82)%	(8.09)%
Donoghue Forlines Dividend Mid-Cap Fund - Class A with load	3.22%	(28.57)%	(9.65)%
Donoghue Forlines Dividend Mid-Cap Fund - Class C	8.21%	(25.39)%	(8.75)%
Donoghue Forlines Dividend Mid-Cap Fund - Class I	8.88%	(24.63)%	(7.83)%
S&P Mid-Cap 400 Total Return Index (b)	30.31%	13.66%	8.34%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2020 is 2.26%, 3.01% and 2.01% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2020
Holdings By Investment Type	% of Net Assets
Banking	10.4%
Technology Services	8.3%
Technology Hardware	6.6%
Health Care Facilities & Services	6.2%
Medical Equipment & Devices	6.2%
Electrical Equipment	4.2%
Leisure Facilities & Services	4.2%
Industrial Support Services	4.1%
Leisure Products	4.1%
Real Estate Investment Trusts	4.1%
Other Industries	41.7%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Floating Rate Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Donoghue Forlines Floating Rate Fund - Class A	7.23%	3.64%	2.87%
Donoghue Forlines Floating Rate Fund - Class A with load	1.89%	(1.55)%	1.13%
Donoghue Forlines Floating Rate Fund - Class C	6.85%	2.91%	2.29%
Donoghue Forlines Floating Rate Fund - Class I	7.38%	3.95%	3.27%
S&P 500 Total Return Index (b)	22.16%	18.40%	14.01%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	7.05%	2.84%	4.19%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2020 is 1.89%, 2.64% and 1.64% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2020
Holdings By Investment Type	% of Net Assets
Mutual Funds - Debt	69.1%
Exchange Traded Funds - Debt	28.7%
Money Market Fund	2.4%
Collateral For Securities Loaned	1.9%
Liabilities in Excess of Other Assets	(2.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Donoghue Forlines Momentum Fund - Class A	28.48%	(2.16)%	3.61%
Donoghue Forlines Momentum Fund - Class A with load	21.14%	(7.77)%	2.09%
Donoghue Forlines Momentum Fund - Class C	27.95%	(3.01)%	2.84%
Donoghue Forlines Momentum Fund - Class I	28.52%	(1.95)%	3.86%
S&P 500 Total Return Index (b)	22.16%	18.40%	15.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2020 is 1.99%, 2.74% and 1.74% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2020
Holdings By Investment Type	% of Net Assets
Electric Utilities	10.6%
Biotech & Pharma	8.0%
Oil & Gas Producers	7.4%
Apparel & Textile Products	6.3%
Chemicals	5.9%
Software	5.9%
Internet Media & Services	5.5%
Leisure Products	4.2%
Semiconductors	4.1%
Asset Management	4.0%
Other Industries	38.7%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Donoghue Forlines Tactical Allocation Fund - Class A	12.25%	(0.37)%	1.72%
Donoghue Forlines Tactical Allocation Fund - Class A with load	6.60%	(5.37)%	(0.18)%
Donoghue Forlines Tactical Allocation Fund - Class C	11.87%	(1.17)%	0.95%
Donoghue Forlines Tactical Allocation Fund - Class I	12.45%	(0.11)%	2.00%
MSCI AC World Index (b)	24.01%	16.26%	11.73%
Reference Index (c)	16.30%	9.91%	7.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2020 is 1.57%, 2.32% and 1.32% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregate Bond Index, 10% of MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index. The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. The S&P Goldman Sachs Commodities Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities.

Portfolio Composition as of December 31, 2020
Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	63.7%
Collateral For Securities Loaned	31.3%
Exchange Traded Funds - Debt	29.7%
Exchange Traded Funds - Commodity	5.1%
Money Market Fund	1.9%
Liabilities in Excess of Other Assets	(31.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Tactical Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.4%
	COMMODITY FUND - 6.2%
231,521	SPDR Gold MiniShares Trust *
	TOTAL COMMODITY FUND (Cost - $4,048,844)	$4,385,008

	DEBT FUNDS - 75.0%
98,887	BlackRock Short Maturity Bond ETF	4,961,161
392,365	iShares 0-5 Year High Yield Corporate Bond ETF	17,829,065
88,728	iShares 7-10 Year Treasury Bond ETF	10,642,924
51,856	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,162,869
111,612	JPMorgan Ultra-Short Income ETF	5,668,773
160,647	SPDR Wells Fargo Preferred Stock ETF	7,134,333
	TOTAL DEBT FUNDS (Cost - $51,670,505)	53,399,125

	EQUITY FUNDS - 17.2%
63,696	iShares Core Dividend Growth ETF +	2,854,855
58,229	iShares Emerging Markets Dividend ETF +	2,167,866
113,099	iShares Mortgage Real Estate ETF	3,603,334
31,092	iShares MSCI USA Quality Factor ETF	3,613,201
	TOTAL EQUITY FUNDS (Cost - $11,252,601)	12,239,256

	TOTAL EXCHANGE TRADED FUNDS (Cost - $66,971,950)	70,023,389

	SHORT-TERM INVESTMENTS -1.9%
	MONEY MARKET FUNDS - 1.9%
4,777	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% **	4,777
14,559	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.01% **	14,559
1,346,967	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.02% **	1,346,967
14,400	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.03% **	14,400
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,380,703)	1,380,703

	COLLATERAL FOR SECURITIES LOANED - 3.2%
2,244,615	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% **	2,244,615
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,244,615)

	TOTAL INVESTMENTS - 103.5% (Cost - $70,597,268)	$73,648,707
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(2,504,250)
	NET ASSETS - 100.0%	$71,144,457

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

**	Money market fund; interest rate reflects effective yield on December 31, 2020.

+	All or a portion of this security is on loan. Total loaned securities had a value of $2,197,359 as of December 31, 2020

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 99.3%
	ADVERTISING & MARKETING - 3.9%
37,956	Interpublic Group of Cos., Inc.	$892,725
14,047	Omnicom Group, Inc.	876,111
		1,768,836
	AEROSPACE & DEFENSE - 1.9%
2,491	Lockheed Martin Corp.	884,255

	ASSET MANAGEMENT - 2.0%
37,254	Franklin Resources, Inc.	930,977

	BANKING - 4.1%
90,418	New York Community Bancorp, Inc.	953,910
70,814	People’s United Financial, Inc.	915,625
		1,869,535
	BIOTECH & PHARMA - 8.0%
3,928	Amgen, Inc.	903,126
5,658	Eli Lilly and Co.	955,297
14,878	Gilead Sciences, Inc.	866,792
5,866	Johnson & Johnson	923,191
		3,648,406
	CABLE & SATELLITE - 2.0%
141,517	Sirius XM Holdings, Inc.	901,463

	CHEMICALS - 4.0%
23,010	CF Industries Holdings, Inc.	890,717
16,678	Dow, Inc.	925,629
		1,816,346
	CONTAINERS & PACKAGING - 4.0%
18,642	International Paper Co.	926,880
14,868	Sonoco Products Co.	880,929
		1,807,809
	DIVERSIFIED INDUSTRIALS - 1.9%
11,068	Emerson Electric Co.	889,535

	ELECTRIC UTILITIES - 8.2%
12,044	Dominion Energy, Inc.	905,709
16,353	Evergy, Inc.	907,755
27,247	NRG Energy, Inc.	1,023,125
28,292	OGE Energy Corp.	901,383
		3,737,972
	FOOD - 4.0%
40,479	Flowers Foods, Inc.	916,040
15,251	General Mills, Inc.	896,759
		1,812,799
	GAS & WATER UTILITIES - 2.0%
25,788	UGI Corp.	901,548

	HEALTH CARE FACILITIES & SERVICES - 2.0%
16,720	Cardinal Health, Inc.	895,523

	HOME & OFFICE PRODUCTS - 6.2%
22,133	Leggett & Platt, Inc.	980,492
44,549	Newell Brands, Inc.	945,775
4,976	Whirlpool Corp.	898,118
		2,824,385
	INDUSTRIAL SUPPORT SERVICES - 4.1%
10,740	MSC Industrial Direct Co., Inc.	906,349
4,160	Watsco, Inc.	942,448
		1,848,797

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 99.3% (Continued)
	INSURANCE - 3.9%
11,553	Prudential Financial, Inc.	$901,943
38,688	Unum Group	887,503
		1,789,446
	LEISURE PRODUCTS - 2.0%
9,770	Polaris, Inc	930,886
	.
	MACHINERY - 1.9%
5,028	Snap-on, Inc.	860,492

	OIL & GAS PRODUCERS - 9.2%
9,830	Chevron Corp.	830,144
21,050	ConocoPhillips	841,790
32,931	HollyFrontier Corp.	851,266
61,813	Kinder Morgan, Inc.	844,984
41,455	Williams Cos., Inc.	831,173
		4,199,357
	PUBLISHING & BROADCASTING - 2.1%
20,411	World Wrestling Entertainment, Inc.	980,749

	RETAIL - CONSUMER STAPLES - 1.9%
21,831	Walgreens Boots Alliance, Inc.	870,620

	RETAIL - DISCRETIONARY - 2.1%
9,369	Genuine Parts Co.	940,929

	SEMICONDUCTORS - 2.1%
2,245	Broadcom, Inc.	982,973

	STEEL - 1.8%
15,785	Nucor Corp.	839,604

	TECHNOLOGY HARDWARE - 8.3%
20,443	Cisco Systems, Inc.	914,824
39,286	HP, Inc.	966,043
41,701	Juniper Networks, Inc.	938,690
14,697	NetApp, Inc.	973,529
		3,793,086
	TELECOMMUNICATIONS - 1.9%
15,011	Verizon Communications, Inc.	881,896

	TOBACCO & CANNABIS - 3.8%
21,161	Altria Group, Inc.	867,601
10,666	Philip Morris International, Inc.	883,038
		1,750,639

	TOTAL COMMON STOCK (Cost - $44,219,343)	45,358,863

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUNDS - 0.9%
4,600	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% **	4,600
6,342	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.01% **	6,342
383,911	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.02% **	383,911
4,999	Invesco STIT Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.03% **	4,999
	TOTAL SHORT-TERM INVESTMENTS (Cost - $399,852)	399,852

	TOTAL INVESTMENTS - 100.2% (Cost - $44,619,195)	$45,758,715
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(73,192)
	NET ASSETS - 100.0%	$45,685,523

**	Money market fund; interest rate reflects effective yield on December 31, 2020.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Mid-Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 93.2%
	BANKING - 10.4%
15,577	First Horizon Corp.	$198,763
21,296	FNB Corp.	202,312
19,717	New York Community Bancorp, Inc.	208,014
11,330	TFS Financial Corp.	199,748
13,597	Umpqua Holdings Corp.	205,859
		1,014,696
	CHEMICALS - 2.0%
8,571	Valvoline, Inc.	198,333

	COMMERCIAL SUPPORT SERVICES - 2.0%
2,198	ManpowerGroup, Inc.	198,216

	CONSUMER SERVICES - 2.1%
4,063	Service Corp. International	199,493

	CONTAINERS & PACKAGING - 2.0%
3,241	Sonoco Products Co.	192,029

	ELECTRICAL UTILITIES - 2.0%
6,173	OGE Energy Corp.	196,672

	ELECTRICAL EQUIPMENT- 4.2%
4,993	National Instruments Corp.	219,392
8,329	nVent Electric PLC	193,982
		413,374
	ENGINEERING & CONSTRUCTION - 2.2%
7,016	KBR, Inc.	217,005

	FOOD - 4.0%
8,827	Flowers Foods, Inc.	199,755
2,448	Ingredion, Inc.	192,584
		392,339
	GAS & WATER UTILITIES - 1.9%
8,652	South Jersey Industries, Inc.	186,451

	HEALTH CARE FACILITIES & SERVICES - 6.2%
415	Chemed Corp.	221,033
2,342	Encompass Health Corp.	193,660
5,517	Premier, Inc.	193,647
		608,340
	INDUSTRIAL INTERMEDIATE PRODUCTION - 2.1%
2,636	Timken Co.	203,921

	INDUSTRIAL SUPPORT SERVICES - 4.1%
2,340	MSC Industrial Direct Co., Inc.	197,473
907	Watsco, Inc.	205,480
		402,953
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
4,882	Lazard Ltd.	206,509

	LEISURE FACILITIES & SERVICES - 4.2%
4,497	Wyndham Destinations, Inc.	201,735
3,404	Wyndham Hotels & Resorts, Inc.	202,334
		404,069
	LEISURE PRODUCTS - 4.1%
2,130	Polaris, Inc.	202,946
2,127	Thor Industries, Inc.	197,790
		400,736
	MACHINERY - 4.1%
2,636	Crane Co.	204,711
5,276	Kennametal, Inc.	191,202
		395,913

See accompanying notes to financial statements.

Donoghue Forlines Dividend Mid-Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 93.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.2%
649	Bio-Techne Corp.	$206,090
3,666	Bruker Corp.	198,441
2,050	Hill-Rom Holdings, Inc.	200,838
		605,369
	OIL & GAS PRODUCERS - 3.9%
5,004	Cimarex Energy Co.	187,700
13,774	Parsley Energy, Inc.	195,591
		383,291
	PUBLISHING & BROADCASTING - 2.2%
4,598	John Wiley & Sons, Inc.	209,945

	RETAIL - DISCRETIONARY - 2.0%
1,893	Williams-Sonoma, Inc.	192,783

	SEMICONDUCTORS - 2.2%
1,393	CMC Materials, Inc.	210,761

	TECHNOLOGY HARDWARE - 6.6%
6,309	Avnet, Inc.	221,509
2,172	Dolby Laboratories, Inc.	210,966
5,051	Jabil, Inc.	214,819
		647,294
	TECHNOLOGY SERVICES - 8.3%
2,438	ManTech International Corp.	216,836
2,730	MAXIMUS, Inc.	199,809
8,503	Perspecta, Inc.	204,752
2,042	Science Applications International Corp.	193,255
		814,652
	TELECOMMUNICATIONS - 2.1%
3,462	Cogent Communications Holdings, Inc.	207,270

	TOTAL COMMON STOCK (Cost - $8,369,387)	9,102,414

	REAL ESTATE INVESTMENT TRUSTS- 4.1%
	REIT FUNDS - 4.1%
13,001	AGNC Investment Corp.	202,816
7,138	Blackstone Mortgage Trust, Inc.	196,509
	TOTAL EXCHANGE TRADED FUNDS (Cost - $372,261)	399,325

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
273,549	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.02% **	273,549
	TOTAL SHORT-TERM INVESTMENT (Cost - $273,549)	273,549

	TOTAL INVESTMENTS - 100.1% (Cost - $9,015,197)	$9,775,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,529)
	NET ASSETS - 100.0%	$9,763,759

PLC - Public Limited Company

**	Money market fund; interest rate reflects effective yield on December 31, 2020.

See accompanying notes to financial statements.

Donoghue Forlines Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 28.7%
	DEBT FUNDS - 28.7%
48,060	First Trust Senior Loan ETF	$2,287,175
130,218	Invesco Senior Loan ETF +	2,901,257
33,410	iShares iBoxx High Yield Corporate Bond ETF	2,916,693
64,015	SPDR Blackstone / GSO Senior Loan ETF	2,922,285
26,909	SPDR Bloomberg Barclays High Yield Bond ETF	2,931,466
58,250	Xtrackers USD High Yield Corporate Bond ETF +	2,917,743
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,077,766)	16,876,619

	MUTUAL FUNDS - 69.1%
	DEBT FUNDS - 69.1%
300,580	BlackRock Floating Rate Income Portfolio - Institutional Class	2,966,723
31,355	Columbia Floating Rate Fund - Institutional Class	1,090,848
177,244	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,526,075
284,813	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	2,967,752
340,183	Eaton Vance Floating-Rate Fund - Institutional Class	2,966,397
294,615	Franklin Floating Rate Daily Access Fund - Advisor Class	2,218,449
231,157	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	2,145,134
52,596	Guggenheim Floating Rate Strategies Fund - Institutional Class	1,298,597
361,088	Hartford Floating Rate Fund - Institutional Class	2,975,364
65,299	Hartford Floating Rate High Income Fund - Institutional Class	620,342
438,893	Invesco Senior Floating Rate Fund - Institutional Class	2,980,086
167,718	John Hancock Funds II - Floating Rate Fund - Institutional Class	1,366,901
123,166	JPMorgan Floating Rate Income Fund - Institutional Class	1,090,021
236,967	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	2,111,375
358,448	Lord Abbett Floating Rate Fund - Institutional Class	2,975,119
67,477	Nuveen Floating Rate Income Fund - Institutional Class	1,250,357
306,805	T Rowe Price Institutional Floating Rate Fund - Institutional Class	2,972,943
121,094	Victory Floating Rate Fund - Institutional Class	1,131,022
367,032	Virtus Seix Floating Rate High Income Fund - Institutional Class	2,969,285
107,260	Voya Floating Rate Fund - Institutional Class	963,190
	TOTAL MUTUAL FUNDS (Cost - $38,435,527)	40,585,980

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
1,414,197	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.02% **	1,414,197
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,414,197)

	COLLATERAL FOR SECURITIES LOANED - 1.9%
1,111,740	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% **	1,111,740
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,111,740)

	TOTAL INVESTMENTS - 102.1% (Cost - $57,039,230)	$59,988,536
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(1,257,371)
	NET ASSETS - 100.0%	$58,731,165

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

**	Money market fund; interest rate reflects effective yield on December 31, 2020.

+	All or a portion of this security is on loan. Total loaned securities had a value of $1,089,696 as of December 31, 2020

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 100.6%
	APPAREL & TEXTILE PRODUCTS - 6.3%
7,497	Capri Holdings Ltd. *	$314,874
9,903	Tapestry, Inc.	307,785
16,848	Under Armour, Inc. *	289,280
		911,939
	ASSET MANAGEMENT - 4.0%
5,738	Charles Schwab Corp.	304,344
15,944	Invesco Ltd.	277,904
		582,248
	BANKING - 2.2%
817	SVB Financial Group	316,857

	BEVERAGES - 1.8%
5,924	Molson Coors Beverage Co.	267,706

	BIOTECH & PHARMA - 8.0%
4,768	Bridgebio Pharma, Inc. *	339,052
3,642	Denali Therapeutics, Inc. *	305,054
2,329	Kodiak Sciences, Inc. *	342,153
1,735	Moderna, Inc. *	181,255
		1,167,514
	CABLE & SATELITE - 2.1%
7,958	Altice USA, Inc. *	301,369

	CHEMICALS- 5.9%
1,893	Avery Dennison Corp.	293,623
7,418	Corteva, Inc.	287,225
2,765	Eastman Chemical Co.	277,274
		858,122
	CONTAINERS & PACKAGING - 2.0%
5,819	International Paper Co.	289,321

	DIVERSIFIED INDUSTRIALS - 1.9%
25,187	General Electric Co.	272,020

	ELECTRIC UTILITIES - 10.6%
5,965	Brookfield Renewable Corp.	347,581
3,082	Duke Energy Corp.	282,188
3,536	Ormat Technologies, Inc.	319,230
24,087	PG&E Corp. *	300,124
4,664	Southern Co.	286,510
		1,535,633
	ELECTRICAL EQUIPMENT - 2.1%
1,172	Littelfuse, Inc.	298,462

	ENGINEERING & CONSTRUCTION - 2.0%
3,923	Quanta Services, Inc.	282,534

	ENTERTAINMENT CONTENT - 2.0%
7,920	ViacomCBS, Inc.	295,099

	FOOD - 2.1%
5,221	Darling Ingredients, Inc. *	301,147

	HOUSEHOLD PRODUCTS - 2.0%
41,179	Coty, Inc.	289,077

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
2,832	Evercore, Inc.	310,500

	INTERNENT MEDIA & SERVICES- 5.5%
3,970	Pinterest, Inc. *	261,623
868	Roku, Inc. *	288,193
4,955	Snap, Inc. *	248,097
		797,913
	LEISURE PRODUCTS - 4.2%
2,342	Axon Enterprise, Inc *	286,965
18,225	Mattel, Inc. *	318,026
		604,991
	MACHINERY - 2.0%
3,076	Toro Co.	291,728

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 100.6% (Continued)
	METALS & MINING - 2.0%
11,358	Freeport-McMoRan, Inc.	$295,535

	OIL & GAS PRODUCERS - 7.4%
7,171	Cimarex Energy Co.	268,984
17,635	Devon Energy Corp.	278,809
6,876	ONEOK, Inc.	263,901
9,942	Targa Resources Corp.	262,270
		1,073,964
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
12,553	Baker Hughes Co.	261,730

	RENEWABLE ENERGY - 2.6%
11,050	Plug Power, Inc. *	374,706

	RETAIL - CONSUMER STAPLES - 4.0%
753	Costco Wholesale Corp.	283,715
1,702	Five Below, Inc. *	297,816
		581,531
	SEMICONDUCTORS - 4.1%
3,004	Entegris, Inc.	288,684
4,060	Micron Technology, Inc. *	305,231
		593,915
	SOFTWARE - 5.9%
3,430	Cloudflare, Inc. *	260,646
2,478	Omnicell, Inc. *	297,410
2,030	Zendesk, Inc. *	290,534
		848,590
	SPECIALTY FINANCE - 2.1%
23,994	SLM Corp.	297,286

	WHOLESALE - CONSUMER STAPLES - 1.9%
4,296	Bunge Ltd.	281,732

	TOTAL COMMON STOCK (Cost - $13,989,980)	14,583,169

	SHORT-TERM INVESTMENT - 0.0% #
	MONEY MARKET FUND - 0.0% #
3,445	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.02% **	3,445
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,445)

	TOTAL INVESTMENTS - 100.6% (Cost - $13,993,425)	$14,586,614
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(81,908)
	NET ASSETS - 100.0%	$14,504,706

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on December 31, 2020.

#	Less than 0.1%.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.5%
	COMMODITY FUND - 5.1%
178,788	SPDR Gold MiniShares Trust *
	TOTAL COMMODITY FUND (Cost - $3,121,404)	$3,386,245

	DEBT FUNDS - 29.7%
218,157	iShares 0-5 Year High Yield Corporate Bond ETF	9,913,054
24,025	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,318,573
148,868	SPDR Wells Fargo Preferred Stock ETF	6,611,228
	TOTAL DEBT FUNDS (Cost - $19,209,441)	19,842,855

	EQUITY FUNDS - 63.7%
43,851	Invesco QQQ Trust Series 1 +	13,757,813
77,384	iShares Core MSCI EAFE ETF	5,346,460
54,114	iShares Core MSCI Emerging Markets ETF	3,357,233
37,639	iShares MSCI All Country Asia ex Japan ETF +	3,372,831
86,435	iShares MSCI USA Quality Factor ETF	10,044,611
22,253	iShares Nasdaq Biotechnology ETF +	3,371,107
94,653	SPDR Portfolio S&P 600 Small Cap ETF	3,388,577
	TOTAL EQUITY FUNDS (Cost - $37,468,123)	42,638,632

	TOTAL EXCHANGE TRADED FUNDS (Cost - $59,798,968)	65,867,732

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
1,252,316	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.02% **	1,252,316
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,252,316)

	COLLATERAL FOR SECURITIES LOANED - 31.3%
20,939,615	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% **	20,939,615
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $20,939,615)

	TOTAL INVESTMENTS - 131.7% (Cost - $81,990,899)	$88,059,663
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.7)%	(21,171,496)
	NET ASSETS - 100.0%	$66,888,167

EAFE - Europe, Australasia and Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on December 31, 2020

+	All or a portion of this security is on loan. Total loaned securities had a value of $20,527,562 as of December 31, 2020

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Income	Dividend	Dividend Mid-Cap	Floating Rate	Momentum	Tactical Allocation
	Fund	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$70,597,268	$44,619,195	$9,015,197	$57,039,230	$13,993,425	$81,990,899
At value *	$73,648,707	$45,758,715	$9,775,288	$59,988,536	$14,586,614	$88,059,663
Receivable for Fund shares sold	1,443	849	418	621	470	4,359
Dividends and interest receivable	8,791	153,591	15,268	—	4,199	11
Prepaid expenses and other assets	30,039	32,973	27,915	28,299	33,273	22,857
TOTAL ASSETS	73,688,980	45,946,128	9,818,889	60,017,456	14,624,556	88,086,890

LIABILITIES
Security lending collateral (Note 5)	2,244,615	—	—	1,111,740	—	20,939,615
Payable for Fund shares repurchased	179,327	56,509	22,142	98,737	77,671	187,130
Investment advisory fees payable	60,957	40,609	2,100	32,783	10,405	42,702
Distribution (12b-1) fees payable	4,017	12,172	757	663	1,886	3,785
Payable to related parties	17,489	35,075	6,072	16,320	6,221	17,272
Accrued expenses and other liabilities	38,118	116,240	24,059	26,048	23,667	8,219
TOTAL LIABILITIES	2,544,523	260,605	55,130	1,286,291	119,850	21,198,723
NET ASSETS	$71,144,457	$45,685,523	$9,763,759	$58,731,165	$14,504,706	$66,888,167

COMPOSITION OF NET ASSETS:
Paid in capital	$88,842,943	$173,489,514	$18,847,675	$59,058,902	$17,614,032	$71,381,020
Accumulated losses	(17,698,486)	(127,803,991)	(9,083,916)	(327,737)	(3,109,326)	(4,492,853)
NET ASSETS	$71,144,457	$45,685,523	$9,763,759	$58,731,165	$14,504,706	$66,888,167

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$6,484,645	$13,821,646	$665,693	$103,887	$1,315,046	$14,361,706
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	680,145	1,842,702	90,360	10,335	131,941	1,417,590
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.53	$7.50	$7.37	$10.05	$9.97	$10.13
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.03	$7.89	$7.76	$10.58	$10.49	$10.66

Class C Shares:
Net Assets	$3,043,193	$10,551,911	$716,218	$758,703	$1,870,408	$926,714
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	323,098	1,422,312	97,056	76,384	193,578	92,016
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.42	$7.42	$7.38	$9.93	$9.66	$10.07

Class I Shares:
Net Assets	$61,616,619	$21,311,966	$8,381,848	$57,868,575	$11,319,252	$51,599,747
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,481,371	2,853,748	1,139,432	5,768,942	1,126,440	5,115,360
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.51	$7.47	$7.36	$10.03	$10.05	$10.09

*	Includes Securities Loaned $2,197,359; $0; $0; $1,089,696; $0; $20,527,562

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Income	Dividend	Dividend Mid-Cap	Floating Rate	Momentum	Tactical Allocation
	Fund	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$923,741	$872,157	$100,462	$1,352,130	$101,872	$769,771
Interest	477	170	67	297	73	349
Securities lending	7,801	878	44	10,335	3,228	9,913
TOTAL INVESTMENT INCOME	932,019	873,205	100,573	1,362,762	105,173	780,033

EXPENSES
Investment advisory fees	404,796	255,464	54,074	200,314	85,426	280,481
Distribution (12b-1) fees:
Class A	8,667	19,362	801	127	1,718	18,276
Class C	16,634	55,942	4,463	3,776	10,825	3,773
Administration fees	44,390	28,661	10,626	35,585	13,860	41,468
Registration fees	27,452	27,514	20,771	20,155	23,404	19,610
Third party administrative servicing fees	24,189	17,042	4,295	21,253	5,274	12,329
Accounting services fees	22,363	18,887	18,591	21,382	18,294	22,051
Transfer agent fees	17,625	27,170	6,271	13,554	7,442	12,396
Printing and postage expenses	11,556	25,943	5,035	7,245	5,798	11,969
Audit fees	9,416	9,150	9,429	9,436	9,150	9,071
Trustees’ fees and expenses	7,569	7,569	7,569	7,569	7,470	7,569
Legal fees	6,802	9,617	6,800	6,715	7,085	9,785
Compliance officer fees	5,728	4,735	2,867	3,974	3,250	5,021
Custodian fees	4,580	2,656	2,521	4,895	1,979	6,697
Insurance expense	1,327	563	405	812	468	1,131
Other expenses	1,318	863	1,120	1,121	1,303	629
TOTAL EXPENSES	614,412	511,138	155,638	357,913	202,746	462,256
Less: Fees waived by the Advisor	—	—	(42,375)	—	(19,528)	—
NET EXPENSES	614,412	511,138	113,263	357,913	183,218	462,256

NET INVESTMENT INCOME (LOSS)	317,607	362,067	(12,690)	1,004,849	(78,045)	317,777

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	954,126	3,501,834	123,285	236,164	3,953,214	2,442,235
Net change in unrealized appreciation on investments	1,610,111	936,002	709,244	3,024,406	368,032	5,900,709
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,564,237	4,437,836	832,529	3,260,570	4,321,246	8,342,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,881,844	$4,799,903	$819,839	$4,265,419	$4,243,201	$8,660,721

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$317,607	$2,166,775
Net realized gain (loss) from security transactions	954,126	(8,977,553)
Net change in unrealized appreciation (depreciation) on investments	1,610,111	(1,863,512)
Net increase (decrease) in net assets resulting from operations	2,881,844	(8,674,290)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(16,552)	(163,868)
Class C	(1,782)	(24,508)
Class I	(237,464)	(2,159,972)
Net decrease in net assets resulting from distributions to shareholders	(255,798)	(2,348,348)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	195,900	3,514,057
Class C	95,562	1,372,858
Class I	4,161,712	22,181,372
Net asset value of shares issued in reinvestment of distributions:
Class A	12,392	110,853
Class C	1,480	19,677
Class I	208,624	1,677,179
Payments for shares redeemed:
Class A	(1,217,380)	(9,310,784)
Class C	(570,809)	(1,185,394)
Class I	(22,936,232)	(71,656,199)
Net decrease in net assets resulting from shares of beneficial interest	(20,048,751)	(53,276,381)

TOTAL DECREASE IN NET ASSETS	(17,422,705)	(64,299,019)

NET ASSETS
Beginning of Period/Year	88,567,162	152,866,181
End of Period/Year	$71,144,457	$88,567,162

SHARE ACTIVITY
Class A:
Shares Sold	20,874	355,252
Shares Reinvested	1,304	11,392
Shares Redeemed	(129,881)	(978,048)
Net decrease in shares of beneficial interest outstanding	(107,703)	(611,404)

Class C:
Shares Sold	10,307	141,583
Shares Reinvested	158	1,991
Shares Redeemed	(61,581)	(124,721)
Net increase (decrease) in shares of beneficial interest outstanding	(51,116)	18,853

Class I:
Shares Sold	444,441	2,229,345
Shares Reinvested	22,082	173,936
Shares Redeemed	(2,454,666)	(7,576,588)
Net decrease in shares of beneficial interest outstanding	(1,988,143)	(5,173,307)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$362,067	$2,390,663
Net realized gain (loss) from security transactions	3,501,834	(28,628,921)
Net change in unrealized appreciation on investments	936,002	795,117
Net increase (decrease) in net assets resulting from operations	4,799,903	(25,443,141)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(476,518)	(595,102)
Class C	(331,885)	(283,054)
Class I	(789,003)	(1,651,487)
Net decrease in net assets resulting from distributions to shareholders	(1,597,406)	(2,529,643)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	213,509	1,653,284
Class C	38,311	711,173
Class I	832,478	10,564,313
Net asset value of shares issued in reinvestment of distributions:
Class A	448,245	560,218
Class C	295,567	257,214
Class I	729,487	1,545,254
Redemption fee proceeds:
Class A	—	5
Payments for shares redeemed:
Class A	(4,889,410)	(35,795,308)
Class C	(3,209,614)	(17,071,442)
Class I	(9,936,085)	(171,097,517)
Net decrease in net assets resulting from shares of beneficial interest	(15,477,512)	(208,672,806)

TOTAL DECREASE IN NET ASSETS	(12,275,015)	(236,645,590)

NET ASSETS
Beginning of Period/Year	57,960,538	294,606,128
End of Period/Year	$45,685,523	$57,960,538

SHARE ACTIVITY
Class A:
Shares Sold	30,130	225,884
Shares Reinvested	60,504	68,153
Shares Redeemed	(672,880)	(4,577,449)
Net decrease in shares of beneficial interest outstanding	(582,246)	(4,283,412)

Class C:
Shares Sold	5,477	90,683
Shares Reinvested	40,104	31,419
Shares Redeemed	(465,190)	(2,207,063)
Net decrease in shares of beneficial interest outstanding	(419,609)	(2,084,961)

Class I:
Shares Sold	119,765	1,340,016
Shares Reinvested	99,213	189,826
Shares Redeemed	(1,397,028)	(21,942,496)
Net decrease in shares of beneficial interest outstanding	(1,178,050)	(20,412,654)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Mid-Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(12,690)	$300,435
Net realized gain (loss) from security transactions	123,285	(5,719,548)
Net change in unrealized appreciation (depreciation) on investments	709,244	(290,802)
Net increase (decrease) in net assets resulting from operations	819,839	(5,709,915)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(6,797)
Class C	—	(3,678)
Class I	—	(150,597)
Total distributions paid:
Class A	—	(9,136)
Class C	—	(4,944)
Class I	—	(202,428)
Net decrease in net assets resulting from distributions to shareholders	—	(377,580)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,128	50,965
Class C	200	357,607
Class I	614,242	3,953,118
Net asset value of shares issued in reinvestment of distributions:
Class A	—	15,708
Class C	—	7,299
Class I	—	348,932
Payments for shares redeemed:
Class A	(42,343)	(1,516,195)
Class C	(392,402)	(877,276)
Class I	(3,537,415)	(17,353,697)
Net decrease in net assets resulting from shares of beneficial interest	(3,350,590)	(15,013,539)

TOTAL DECREASE IN NET ASSETS	(2,530,751)	(21,101,034)

NET ASSETS
Beginning of Period/Year	12,294,510	33,395,544
End of Period/Year	$9,763,759	$12,294,510

SHARE ACTIVITY
Class A:
Shares Sold	1,039	5,651
Shares Reinvested	—	1,872
Shares Redeemed	(6,133)	(167,915)
Net decrease in shares of beneficial interest outstanding	(5,094)	(160,392)

Class C:
Shares Sold	29	39,975
Shares Reinvested	—	803
Shares Redeemed	(57,056)	(102,880)
Net decrease in shares of beneficial interest outstanding	(57,027)	(62,102)

Class I:
Shares Sold	89,868	435,171
Shares Reinvested	—	42,315
Shares Redeemed	(518,305)	(2,014,985)
Net decrease in shares of beneficial interest outstanding	(428,437)	(1,537,499)

See accompanying notes to financial statements.

Donoghue Forlines Floating Rate Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,004,849	$1,822,277
Net realized gain (loss) from security transactions	236,164	(2,631,302)
Net change in unrealized appreciation (depreciation) on investments	3,024,406	(407,898)
Net increase (decrease) in net assets resulting from operations	4,265,419	(1,216,923)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1,702)	(4,042)
Class C	(10,818)	(6,161)
Class I	(1,069,929)	(1,801,712)
Net decrease in net assets resulting from distributions to shareholders	(1,082,449)	(1,811,915)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	330,519
Class C	384,056	392,451
Class I	11,156,938	15,477,930
Net asset value of shares issued in reinvestment of distributions:
Class A	1,702	4,042
Class C	9,846	4,214
Class I	602,467	1,296,775
Payments for shares redeemed:
Class A	—	(494,800)
Class C	(201,767)	(245,588)
Class I	(13,363,821)	(36,954,795)
Net decrease in net assets resulting from shares of beneficial interest	(1,410,579)	(20,189,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,772,391	(23,218,090)

NET ASSETS
Beginning of Period/Year	56,958,774	80,176,864
End of Period/Year	$58,731,165	$56,958,774

SHARE ACTIVITY
Class A:
Shares Sold	—	33,200
Shares Reinvested	172	410
Shares Redeemed	—	(50,122)
Net increase (decrease) in shares of beneficial interest outstanding	172	(16,512)

Class C:
Shares Sold	39,664	40,590
Shares Reinvested	1,004	431
Shares Redeemed	(20,612)	(25,040)
Net increase in shares of beneficial interest outstanding	20,056	15,981

Class I:
Shares Sold	1,105,603	1,563,195
Shares Reinvested	99,213	132,185
Shares Redeemed	(1,359,036)	(3,745,280)
Net decrease in shares of beneficial interest outstanding	(154,220)	(2,049,900)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(78,045)	$(156,420)
Net realized gain (loss) from security transactions	3,953,214	(6,454,087)
Net change in unrealized appreciation (depreciation) on investments	368,032	(391,935)
Net increase (decrease) in net assets resulting from operations	4,243,201	(7,002,442)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(13,177)
Class C	—	(8,834)
Class I	—	(81,316)
Total distributions paid:
Class A	—	(202,233)
Class C	—	(135,579)
Class I	—	(1,248,006)
Net decrease in net assets resulting from distributions to shareholders	—	(1,689,145)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,266	1,623,635
Class C	39,035	1,088,715
Class I	348,365	9,776,571
Net asset value of shares issued in reinvestment of distributions:
Class A	—	201,896
Class C	—	124,780
Class I	—	1,277,154
Payments for shares redeemed:
Class A	(359,980)	(5,193,799)
Class C	(916,091)	(1,974,214)
Class I	(6,520,536)	(32,218,169)
Net decrease in net assets resulting from shares of beneficial interest	(7,384,941)	(25,293,431)

TOTAL DECREASE IN NET ASSETS	(3,141,740)	(33,985,018)

NET ASSETS
Beginning of Period/Year	17,646,446	51,631,464
End of Period/Year	$14,504,706	$17,646,446

SHARE ACTIVITY
Class A:
Shares Sold	2,814	155,591
Shares Reinvested	—	19,716
Shares Redeemed	(40,113)	(546,483)
Net decrease in shares of beneficial interest outstanding	(37,299)	(371,176)

Class C:
Shares Sold	4,487	113,079
Shares Reinvested	—	12,478
Shares Redeemed	(105,198)	(207,055)
Net decrease in shares of beneficial interest outstanding	(100,711)	(81,498)

Class I:
Shares Sold	39,598	947,864
Shares Reinvested	—	124,116
Shares Redeemed	(718,390)	(3,314,616)
Net decrease in shares of beneficial interest outstanding	(678,792)	(2,242,636)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$317,777	$1,371,478
Net realized gain (loss) from security transactions	2,442,235	(4,922,381)
Net change in unrealized appreciation (depreciation) on investments	5,900,709	(4,314,719)
Net increase (decrease) in net assets resulting from operations	8,660,721	(7,865,622)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(55,702)	(159,619)
Class C	(1,903)	(2,955)
Class I	(273,895)	(1,236,604)
Net decrease in net assets resulting from distributions to shareholders	(331,500)	(1,399,178)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,269,186	3,691,906
Class C	234,469	207,688
Class I	2,419,763	17,156,071
Net asset value of shares issued in reinvestment of distributions:
Class A	54,417	156,587
Class C	1,899	2,933
Class I	249,215	976,666
Payments for shares redeemed:
Class A	(3,913,332)	(3,955,908)
Class C	(47,245)	(424,130)
Class I	(26,315,739)	(41,427,318)
Net decrease in net assets resulting from shares of beneficial interest	(26,047,367)	(23,615,505)

TOTAL DECREASE IN NET ASSETS	(17,718,146)	(32,880,305)

NET ASSETS
Beginning of Period/Year	84,606,313	117,486,618
End of Period/Year	$66,888,167	$84,606,313

SHARE ACTIVITY
Class A:
Shares Sold	131,571	396,951
Shares Reinvested	5,419	15,568
Shares Redeemed	(410,631)	(450,404)
Net decrease in shares of beneficial interest outstanding	(273,641)	(37,885)

Class C:
Shares Sold	24,996	21,629
Shares Reinvested	190	287
Shares Redeemed	(4,938)	(43,574)
Net increase (decrease) in shares of beneficial interest outstanding	20,248	(21,658)

Class I:
Shares Sold	252,896	1,747,909
Shares Reinvested	25,173	100,582
Shares Redeemed	(2,773,230)	(4,426,385)
Net decrease in shares of beneficial interest outstanding	(2,495,161)	(2,577,894)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$9.22		$9.94	$9.70	$10.05	$9.85	$9.76
Activity from investment operations:
Net investment income (1)	0.03		0.15	0.28	0.27	0.26	0.02
Net realized and unrealized gain (loss) on investments	0.30		(0.72)	0.22	(0.34)	0.21	0.13
Total from investment operations	0.33		(0.57)	0.50	(0.07)	0.47	0.15
Less distributions from:
Net investment income	(0.02)		(0.15)	(0.26)	(0.28)	(0.27)	(0.06)
Total distributions	(0.02)		(0.15)	(0.26)	(0.28)	(0.27)	(0.06)
Net asset value, end of period/year	$9.53		$9.22	$9.94	$9.70	$10.05	$9.85
Total return (2)	3.63	% (5)	(5.82)%	5.24%	(0.72)%	4.78%	1.53%
Net assets, at end of period/year (000s)	$6,485		$7,266	$13,910	$26,645	$33,484	$29,161
Ratio of expenses to average net assets (3)	1.70	% (6)	1.61%	1.54%	1.54%	1.52%	1.53%
Ratio of net investment income to average net assets (3,4)	0.63	% (6)	1.55%	2.87%	2.74%	2.62%	0.17%
Portfolio Turnover Rate	40	% (5)	221%	175%	274%	253%	238%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$9.13		$9.83	$9.60	$9.95	$9.78	$9.75
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.06	0.20	0.19	0.19	(0.05)
Net realized and unrealized gain (loss) on investments	0.31		(0.69)	0.22	(0.33)	0.19	0.12
Total from investment operations	0.30		(0.63)	0.42	(0.14)	0.38	0.07
Less distributions from:
Net investment income	(0.01)		(0.07)	(0.19)	(0.21)	(0.21)	(0.04)
Total distributions	(0.01)		(0.07)	(0.19)	(0.21)	(0.21)	(0.04)
Net asset value, end of period/year	$9.42		$9.13	$9.83	$9.60	$9.95	$9.78
Total return (2)	3.24	% (5)	(6.50)%	4.47%	(1.41)%	3.93%	0.73%
Net assets, at end of period/year (000s)	$3,043		$3,416	$3,493	$4,861	$3,913	$3,234
Ratio of expenses to average net assets (3)	2.45	% (6)	2.36%	2.29%	2.29%	2.27%	2.28%
Ratio of net investment income (loss) to average net assets (3,4)	(0.13	)% (6)	0.64%	2.10%	1.95%	1.92%	(0.47)%
Portfolio Turnover Rate	40	% (5)	221%	175%	274%	253%	238%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$9.20		$9.93	$9.71	$10.06	$9.85	$9.75
Activity from investment operations:
Net investment income (1)	0.04		0.18	0.30	0.30	0.29	0.02
Net realized and unrealized gain (loss) on investments	0.31		(0.72)	0.23	(0.34)	0.21	0.14
Total from investment operations	0.35		(0.54)	0.53	(0.04)	0.50	0.16
Less distributions from:
Net investment income	(0.04)		(0.19)	(0.31)	(0.31)	(0.29)	(0.06)
Total distributions	(0.04)		(0.19)	(0.31)	(0.31)	(0.29)	(0.06)
Net asset value, end of period/year	$9.51		$9.20	$9.93	$9.71	$10.06	$9.85
Total return (2)	3.76	% (5)	(5.54)%	5.56%	(0.47)%	5.07%	1.70%
Net assets, at end of period/year (000s)	$61,617		$77,885	$135,463	$133,392	$171,214	$165,290
Ratio of expenses to average net assets (3)	1.45	% (6)	1.36%	1.29%	1.29%	1.27%	1.28%
Ratio of net investment income to average net assets (3,4)	0.84	% (6)	1.80%	3.03%	3.01%	2.89%	0.24%
Portfolio Turnover Rate	40	% (5)	221%	175%	274%	253%	238%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$7.01		$8.43	$11.60	$11.75	$10.94	$10.78
Activity from investment operations:
Net investment income (1)	0.05		0.13	0.20	0.28	0.29	0.01
Net realized and unrealized gain (loss) on investments	0.70		(1.41)	(0.79)	(0.07)	0.79	0.38
Total from investment operations	0.75		(1.28)	(0.59)	0.21	1.08	0.39
Less distributions from:
Net investment income	(0.26)		(0.14)	(0.18)	(0.27)	(0.27)	(0.02)
Net realized gains	—		—	(2.40)	(0.09)	—	(0.19)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.26)		(0.14)	(2.58)	(0.36)	(0.27)	(0.23)
Paid-in-Capital From Redemption Fees (1)	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$7.50		$7.01	$8.43	$11.60	$11.75	$10.94
Total return (3)	10.80	% (6)	(15.48)%	(5.82)%	1.65%	9.94%	3.75%
Net assets, at end of period/year (000s)	$13,822		$17,009	$56,578	$124,630	$276,098	$162,875
Ratio of expenses to average net assets (4)	1.95	% (7)	1.66%	1.52%	1.43%	1.45%	1.50%
Ratio of net investment income to average net assets (4,5)	1.48	% (7)	1.70%	1.97%	2.27%	2.49%	0.08%
Portfolio Turnover Rate	180	% (6)	253%	319%	265%	56%	99%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		June 30,	June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value, beginning of period/year	$6.94		$8.38	$11.51	$11.67		$10.88	$10.77
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.07	0.12	0.18		0.20	(0.07)
Net realized and unrealized gain (loss) on investments	0.69		(1.41)	(0.77)	(0.07)		0.78	0.37
Total from investment operations	0.72		(1.34)	(0.65)	0.11		0.98	0.30
Less distributions from:
Net investment income	(0.24)		(0.10)	(0.08)	(0.18)		(0.19)	(0.00	) (2)
Net realized gains	—		—	(2.40)	(0.09)		—	(0.19)
Total distributions	(0.24)		(0.10)	(2.48)	(0.27)		(0.19)	(0.19)
Paid-in-Capital From Redemption Fees (1)	—		—	—	0.00	(2)	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$7.42		$6.94	$8.38	$11.51		$11.67	$10.88
Total return (3)	10.40	% (7)	(16.15)%	(6.43)%	0.85	% (4)	9.07%	2.97%
Net assets, at end of period/year (000s)	$10,552		$12,788	$32,900	$52,777		$53,076	$30,411
Ratio of expenses to average net assets (5)	2.70	% (8)	2.41%	2.27%	2.18%		2.20%	2.25%
Ratio of net investment income (loss) to average net assets (5) (6)	0.71	% (8)	0.96%	1.20%	1.52%		1.73%	(0.66)%
Portfolio Turnover Rate	180	% (7)	253%	319%	265%		56%	99%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2020		June 30,	June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2020	2019	2018		2017	2016
Net asset value, beginning of period/year	$6.99		$8.39	$11.60	$11.76		$10.95	$10.78
Activity from investment operations:
Net investment income (1)	0.06		0.15	0.22	0.31		0.32	0.02
Net realized and unrealized gain (loss) on investments	0.69		(1.40)	(0.78)	(0.08)		0.79	0.40
Total from investment operations	0.75		(1.25)	(0.56)	0.23		1.11	0.42
Less distributions from:
Net investment income	(0.27)		(0.15)	(0.25)	(0.30)		(0.30)	(0.04)
Net realized gains	—		—	(2.40)	(0.09)		—	(0.19)
Return of capital	—		—	—	—		—	(0.02)
Total distributions	(0.27)		(0.15)	(2.65)	(0.39)		(0.30)	(0.25)
Paid-in-Capital From Redemption Fees (1)	—		—	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$7.47		$6.99	$8.39	$11.60		$11.76	$10.95
Total return (3)	10.85	% (7)	(15.19)%	(5.53)%	1.84	% (4)	10.19%	4.05%
Net assets, at end of period/year (000s)	$21,312		$28,164	$205,128	$567,854		$434,322	$273,188
Ratio of expenses to average net assets (5)	1.70	% (8)	1.41%	1.27%	1.18%		1.20%	1.25%
Ratio of net investment income to average net assets (5,6)	1.69	% (8)	1.95%	2.20%	2.51%		2.71%	0.16%
Portfolio Turnover Rate	180	% (7)	253%	319%	265%		56%	99%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Mid-Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$6.78		$9.33	$9.83	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.11	0.17	0.07
Net realized and unrealized gain (loss) on investments	0.60		(2.53)	(0.42)	(0.15)
Total from investment operations	0.59		(2.42)	(0.25)	(0.08)
Less distributions from:
Net investment income	—		(0.07)	(0.15)	(0.09)
Net realized gains	—		—	(0.09)	—
Return of capital	—		(0.06)	(0.01)	—
Total distributions	—		(0.13)	(0.25)	(0.09)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00	(3)
Net asset value, end of period/year	$7.37		$6.78	$9.33	$9.83
Total return (4)	8.70	% (5)	(26.15)%	(2.58)%	(0.80	)% (5)
Net assets, at end of period/year (000s)	$666		$647	$2,388	$332
Ratio of expenses to average net assets before fee waivers/recapture (7)	3.02	% (6)	2.24%	1.80%	2.43	% (6)
Ratio of net expenses to average net assets (7)	2.25	% (6)	2.24%	1.80%	2.25	% (6)
Ratio of net investment income (loss) to average net assets (7,8)	(0.29	)% (6)	1.14%	1.82%	1.33	% (6)
Portfolio Turnover Rate	96	% (5)	87%	561%	98	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Mid-Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$6.82		$9.35	$9.81	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.04	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.60		(2.46)	(0.40)	(0.16)
Total from investment operations	0.56		(2.42)	(0.31)	(0.12)
Less distributions from:
Net investment income	—		(0.05)	(0.05)	(0.07)
Net realized gains	—		—	(0.09)	—
Return of capital	—		(0.06)	(0.01)	—
Total distributions	—		(0.11)	(0.15)	(0.07)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00	(3)
Net asset value, end of period/year	$7.38		$6.82	$9.35	$9.81
Total return (4)	8.21	% (5)	(26.66)%	(3.16)%	(1.23	)% (5)
Net assets, at end of period/year (000s)	$716		$1,050	$2,021	$400
Ratio of expenses to average net assets before fee waivers (7)	3.77	% (6)	2.99%	2.55%	3.18	% (6)
Ratio of net expenses to average net assets (7)	3.00	% (6)	2.99%	2.55%	3.00	% (6)
Ratio of net investment income (loss) to average net assets (7,8)	(1.19	)% (6)	0.21%	1.01%	0.72	% (6)
Portfolio Turnover Rate	96	% (5)	87%	561%	98	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Mid-Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$6.76		$9.33	$9.84	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.14	0.18	0.10
Net realized and unrealized gain (loss) on investments	0.61		(2.48)	(0.41)	(0.16)
Total from investment operations	0.60		(2.34)	(0.23)	(0.06)
Less distributions from:
Net investment income	—		(0.17)	(0.18)	(0.10)
Net realized gains	—		—	(0.09)	—
Return of capital	—		(0.06)	(0.01)	—
Total distributions	—		(0.23)	(0.28)	(0.10)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00 (3)	0.00	(3)
Net asset value, end of period/year	$7.36		$6.76	$9.33	$9.84
Total return (4)	8.88	% (5)	(26.06)%	(2.31)%	(0.64	)% (5)
Net assets, at end of period/year (000s)	$8,382		$10,597	$28,986	$22,830
Ratio of expenses to average net assets before fee waivers (7)	2.77	% (6)	1.99%	1.55%	1.91	% (6)
Ratio of net expenses to average net assets (7)	2.00	% (6)	1.99%	1.55%	1.89	% (6)
Ratio of net investment income (loss) to average net assets (7,8)	(0.14	)% (6)	1.44%	1.92%	1.92	% (6)
Portfolio Turnover Rate	96	% (5)	87%	561%	98	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Floating Rate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.53		$9.93	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.30	0.33	0.12
Net realized and unrealized gain (loss) on investments	0.54		(0.51)	0.02	(0.10)
Total from investment operations	0.69		(0.21)	0.35	0.02
Less distributions from:
Net investment income	(0.17)		(0.19)	(0.30)	(0.14)
Total distributions	(0.17)		(0.19)	(0.30)	(0.14)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00	(3)
Net asset value, end of period/year	$10.05		$9.53	$9.93	$9.88
Total return (4)	7.23	% (5)	(2.14)%	3.61%	0.17	% (5)
Net assets, at end of period/year (000s)	$104		$97	$265	$46
Ratio of expenses to average net assets before fee waivers/recapture (8)	1.39	% (6)	1.40%	1.33%	2.38	% (6)
Ratio of net expenses to average net assets (8)	1.39	% (6)	1.40%	1.33%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	3.03	% (6)	3.00%	3.27%	2.31	% (6)
Portfolio Turnover Rate	20	% (5)	412%	209%	9	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Floating Rate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.42		$9.86	$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.15	0.25	0.07
Net realized and unrealized gain (loss) on investments	0.53		(0.44)	0.08	(0.08)
Total from investment operations	0.64		(0.29)	0.33	(0.01)
Less distributions from:
Net investment income	(0.13)		(0.15)	(0.26)	(0.20)
Total distributions	(0.13)		(0.15)	(0.26)	(0.20)
Net asset value, end of period/year	$9.93		$9.42	$9.86	$9.79
Total return (3)	6.85	% (4)	(2.94)%	3.36%	(0.11	)% (4)
Net assets, at end of period/year (000s)	$759		$531	$398	$100	(5)
Ratio of expenses to average net assets before fee waivers/recapture (8)	2.14	% (6)	2.15%	2.08%	3.13	% (6)
Ratio of net expenses to average net assets (8)	2.14	% (6)	2.15%	2.08%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	2.30	% (6)	1.57%	2.55%	1.33	% (6)
Portfolio Turnover Rate	20	% (4)	412%	209%	9	% (4)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Not in 000’s.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Floating Rate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.51		$9.97	$9.92	$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.27	0.34	0.17
Net realized and unrealized gain (loss) on investments	0.54		(0.46)	0.05	(0.10)
Total from investment operations	0.70		(0.19)	0.39	0.07
Less distributions from:
Net investment income	(0.18)		(0.27)	(0.34)	(0.15)
Total distributions	(0.18)		(0.27)	(0.34)	(0.15)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00 (3)	0.00	(3)
Net asset value, end of period/year	$10.03		$9.51	$9.97	$9.92
Total return (4)	7.38	% (5)	(1.93)%	3.93%	0.66	% (5)
Net assets, at end of period/year (000s)	$57,869		$56,331	$79,514	$72,373
Ratio of expenses to average net assets before fee waivers (8)	1.14	% (6)	1.15%	1.08%	1.15	% (6)
Ratio of net expenses to average net assets (8)	1.14	% (6)	1.15%	1.08%	1.13	% (6)
Ratio of net investment income to average net assets (7,8)	3.27	% (6)	2.79%	3.41%	3.40	% (6)
Portfolio Turnover Rate	20	% (5)	412%	209%	9	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended		Period Ended
	2020		June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2020		2019	2018		2017 (1)
Net asset value, beginning of period/year	$7.76		$10.38		$10.63	$10.20		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.06)		0.00 (3)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	2.26		(2.11)		0.33	0.94		0.25
Total from investment operations	2.21		(2.17)		0.33	0.93		0.21
Less distributions from:
Net investment income	—		—		(0.01)	—		(0.01)
Net realized gains	—		(0.45)		(0.57)	(0.50)		—
Return of capital	—		(0.00	) (3)	—	—		—
Total distributions	—		(0.45)		(0.58)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		—		0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$9.97		$7.76		$10.38	$10.63		$10.20
Total return (4)	28.48	% (6)	(21.99)%		3.36%	8.99	% (5)	2.14	% (6)
Net assets, at end of period/year (000s)	$1,315		$1,314		$5,610	$3,420		$185
Ratio of expenses to average net assets before fee waivers/recapture (10)	2.47	% (7)	1.97%		1.76%	1.86%		2.37	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	2.25	% (7)	1.97%		1.76%	1.91	% (8)	2.25	% (7)
Ratio of net investment income (loss) to average net assets (9,10)	(1.02	)% (7)	(0.56)%		0.03%	(0.09)%		(0.68	)% (7)
Portfolio Turnover Rate	216	% (6)	428%		571%	484%		240	% (6)

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended		Period Ended
	2020		June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2020		2019	2018		2017 (1)
Net asset value, beginning of period/year	$7.55		$10.19		$10.51	$10.17		$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.13)		(0.07)	(0.09)		(0.06)
Net realized and unrealized gain (loss) on investments	2.19		(2.06)		0.32	0.93		0.24
Total from investment operations	2.11		(2.19)		0.25	0.84		0.18
Less distributions from:
Net investment income	—		—		—	—		(0.01)
Net realized gains	—		(0.45)		(0.57)	(0.50)		—
Return of capital	—		(0.00	) (3)	—	—		—
Total distributions	—		(0.45)		(0.57)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		—		—	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$9.66		$7.55		$10.19	$10.51		$10.17
Total return (4)	27.95	% (7)	(22.61)%		2.64%	8.11	% (5,6)	1.84	% (7)
Net assets, at end of period/year (000s)	$1,870		$2,223		$3,828	$1,845		$532
Ratio of expenses to average net assets before fee waivers (10)	3.22	% (8)	2.72%		2.51%	2.66%		3.00	% (8)
Ratio of net expenses after waiver to average net assets (10)	3.00	% (8)	2.72%		2.51%	2.66%		3.00	% (8)
Ratio of net investment loss to average net assets (9,10)	(1.75	)% (8)	(1.35)%		(0.71)%	(0.89)%		(1.25	)% (8)
Portfolio Turnover Rate	216	% (7)	428%		571%	484%		240	% (7)

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended		Period Ended
	2020		June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2020		2019	2018		2017 (1)
Net asset value, beginning of period/year	$7.82		$10.42		$10.67	$10.21		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.03)		0.03	0.00	(3)	0.02
Net realized and unrealized gain (loss) on investments	2.26		(2.12)		0.32	0.96		0.21
Total from investment operations	2.23		(2.15)		0.35	0.96		0.23
Less distributions from:
Net investment income	—		—		(0.03)	(0.00	) (3)	(0.02)
Net realized gains	—		(0.45)		(0.57)	(0.50)		—
Return of capital	—		(0.00	) (3)	—	—		—
Total distributions	—		(0.45)		(0.60)	(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2)	—		—		—	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$10.05		$7.82		$10.42	$10.67		$10.21
Total return (4)	28.52	% (6)	(21.70)%		3.53%	9.30	% (5)	2.28	% (6)
Net assets, at end of period/year (000s)	$11,319		$14,110		$42,194	$32,927		$32,497
Ratio of expenses to average net assets before fee waivers/recapture (10)	2.22	% (7)	1.72%		1.51%	1.62%		2.12	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	2.00	% (7)	1.72%		1.51%	1.66	% (8)	2.00	% (7)
Ratio of net investment income (loss) to average net assets (9,10)	(0.76	)% (7)	(0.31)%		0.28%	0.04%		0.29	% (7)
Portfolio Turnover Rate	216	% (6)	428%		571%	484%		240	% (6)

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.06		$9.80	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.11	0.19	0.01
Net realized and unrealized gain (loss) on investments	1.08		(0.76)	(0.10)	(0.10)
Total from investment operations	1.11		(0.65)	0.09	(0.09)
Less distributions from:
Net investment income	(0.04)		(0.09)	(0.17)	(0.03)
Total distributions	(0.04)		(0.09)	(0.17)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00	(3)
Net asset value, end of period/year	$10.13		$9.06	$9.80	$9.88
Total return (4)	12.25	% (5)	(6.73)%	0.95%	(0.85	)% (5)
Net assets, at end of period/year (000s)	$14,362		$15,318	$16,944	$12,060
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.42	% (7)	1.32%	1.32%	1.71	% (7)
Ratio of net expenses to average net assets (6)	1.42	% (7)	1.32%	1.34%	1.45	% (7)
Ratio of net investment income to average net assets (6,8)	0.71	% (7)	1.10%	1.95%	3.56	% (7)
Portfolio Turnover Rate	61	% (5)	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.02		$9.79	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.03	0.11	0.06
Net realized and unrealized gain (loss) on investments	1.06		(0.75)	(0.09)	(0.17)
Total from investment operations	1.07		0.33	0.02	(0.11)
Less distributions from:
Net investment income	(0.02)		(0.05)	(0.09)	(0.03)
Total distributions	(0.02)		(0.05)	(0.09)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00	(3)
Net asset value, end of period/year	$10.07		$9.02	$9.79	$9.86
Total return (4)	11.87	% (5)	(7.46)%	0.26%	(1.14	)% (5)
Net assets, at end of period/year (000s)	$927		$647	$915	$600
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	2.17	% (7)	2.07%	2.07%	2.46	% (7)
Ratio of net expenses to average net assets (6)	2.17	% (7)	2.07%	2.09%	2.20	% (7)
Ratio of net investment income to average net assets (6,8)	0.13	% (7)	0.26%	1.18%	2.53	% (7)
Portfolio Turnover Rate	61	% (5)	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2020		June 30,	June 30,	June 30,
	(Unaudited)		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.02		$9.78	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.13	0.21	0.11
Net realized and unrealized gain (loss) on investments	1.08		(0.76)	(0.09)	(0.19)
Total from investment operations	1.12		(0.63)	0.12	(0.08)
Less distributions from:
Net investment income	(0.05)		(0.13)	(0.22)	(0.04)
Total distributions	(0.05)		(0.13)	(0.22)	(0.04)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00	(3)
Net asset value, end of period/year	$10.09		$9.02	$9.78	$9.88
Total return (4)	12.45	% (5)	(6.52)%	1.27%	(0.83	)% (5)
Net assets, at end of period/year (000s)	$51,600		$68,640	$99,627	$93,740
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.17	% (7)	1.07%	1.07%	1.46	% (7)
Ratio of net expenses to average net assets (6)	1.17	% (7)	1.07%	1.09%	1.20	% (7)
Ratio of net investment income to average net assets (6,8)	0.89	% (7)	1.35%	2.20%	4.36	% (7)
Portfolio Turnover Rate	61	% (5)	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Dividend Mid-Cap Fund, Donoghue Forlines Floating Rate Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Dividend Mid-Cap Fund and Donoghue Forlines Floating Rate Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Dividend Mid-Cap Fund – to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

Donoghue Forlines Floating Rate Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$70,023,389	$—	$—	$70,023,389
Short-Term Investments	1,380,703	—	—	1,380,703
Collateral For Securities Loaned	2,244,615	—	—	2,244,615
Total	$73,648,707	$—	$—	$73,648,707

Donoghue Forlines Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$45,358,863	$—	$—	$45,358,863
Short-Term Investments	399,852	—	—	399,852
Total	$45,758,715	$—	$—	$45,758,715

Donoghue Forlines Dividend Mid-Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,102,414	$—	$—	$9,102,414
Real Estate Investment Trusts	399,325	—	—	399,325
Short-Term Investment	273,549	—	—	273,549
Total	$9,775,288	$—	$—	$9,775,288

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Donoghue Forlines Floating Rate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,876,619	$—	$—	$16,876,619
Mutual Funds	40,585,980	—	—	40,585,980
Short-Term Investment	1,414,197	—	—	1,414,197
Collateral For Securities Loaned	1,111,740	—	—	1,111,740
Total	$59,988,536	$—	$—	$59,988,536

Donoghue Forlines Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$14,583,169	$—	$—	$14,583,169
Short-Term Investment	3,445	—	—	3,445
Total	$14,586,614	$—	$—	$14,586,614

Donoghue Forlines Tactical Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,867,732	$—	$—	$65,867,732
Short-Term Investment	1,252,316	—	—	1,252,316
Collateral For Securities Loaned	20,939,615	—	—	20,939,615
Total	$88,059,663	$—	$—	$88,059,663

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 - 2020, or expected to be taken in the Funds’ June 30, 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Income Fund	$31,170,051	$47,417,967
Donoghue Forlines Dividend Fund	89,397,569	106,014,021
Donoghue Forlines Dividend Mid-Cap Fund	10,093,502	13,455,758
Donoghue Forlines Floating Rate Fund	11,817,358	13,817,598
Donoghue Forlines Momentum Fund	35,290,075	42,412,560
Donoghue Forlines Tactical Allocation Fund	43,984,839	64,938,466

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Dividend Mid-Cap Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Floating Rate Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2020, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Income Fund	$404,796
Donoghue Forlines Dividend Fund	255,464
Donoghue Forlines Dividend Mid-Cap Fund	54,074
Donoghue Forlines Floating Rate Fund	200,314
Donoghue Forlines Momentum Fund	85,426
Donoghue Forlines Tactical Allocation Fund	280,481

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Dividend Mid-Cap Fund, Donoghue Forlines Floating Rate Fund and Donoghue Forlines Momentum Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until October 31, 2022, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Dividend Mid-Cap Fund, Donoghue Forlines Floating Rate Fund and the Donoghue Forlines Momentum Fund. The total operating expenses do not exceed 1.45%, 2.20% and 1.20% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Donoghue Forlines Tactical Allocation Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the six months ended December 31, 2020 Donoghue Forlines Dividend Mid-Cap Fund, and the Donoghue Forlines Momentum Fund waived $42,375, and $19,528 respectively. The fees are subject to recapture. No other funds waived any fees.

During the six months ended December 31, 2020 there were no advisory fees recaptured.

As of December 31, 2020, $813 are subject to recapture for the Donoghue Forlines Dividend Mid-Cap Fund by June 30, 2023.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2020 the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Income Fund	$8,667	$16,634
Donoghue Forlines Dividend Fund	19,362	55,942
Donoghue Forlines Dividend Mid-Cap Fund	801	4,463
Donoghue Forlines Floating Rate Fund	127	3,776
Donoghue Forlines Momentum Fund	1,718	10,825
Donoghue Forlines Tactical Allocation Fund	18,276	3,773

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2020 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Income Fund	$753	$112
Donoghue Forlines Dividend Fund	2,451	382
Donoghue Forlines Dividend Mid-Cap Fund	271	41
Donoghue Forlines Floating Rate Fund	—	—
Donoghue Forlines Momentum Fund	350	52
Donoghue Forlines Tactical Allocation Fund	1,085	162

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2020:

Donoghue Forlines Tactical Income	Remaining Contractual Maturity of the Agreements as of December 31, 2020
	Overnight and		Between 30 &
Securities Lending Transactions	Continuous	< 30 days	90 days	> 90 days	Total
Money Market Fund	$2,197,359	$—	$—	$—	$2,197,359
Total Borrowings	$2,197,359	$—	$—	$—	$2,197,359
Gross amount of recognized liabilities for securities lending transactions					$2,197,359

Donoghue Forlines Floating Rate Fund	Remaining Contractual Maturity of the Agreements as of December 31, 2020
	Overnight and		Between 30 &
Securities Lending Transactions	Continuous	< 30 days	90 days	> 90 days	Total
Money Market Fund	$1,089,696	$—	$—	$—	$1,089,696
Total Borrowings	$1,089,696	$—	$—	$—	$1,089,696
Gross amount of recognized liabilities for securities lending transactions					$1,089,696

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Donoghue Forlines Tactical Allocation Fund	Remaining Contractual Maturity of the Agreements as of December 31, 2020
	Overnight and		Between 30 &
Securities Lending Transactions	Continuous	< 30 days	90 days	> 90 days	Total
Money Market Fund	$20,527,562	$—	$—	$—	$20,527,562
Total Borrowings	$20,527,562	$—	$—	$—	$20,527,562
Gross amount of recognized liabilities for securities lending transactions					$20,527,562

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

			Gross Amounts not offset in the
			Statement of Assets & Liabilities
	Gross Amounts Recognized		Financial
	in Statements of Assets &		Instruments		Cash Collateral	Net Amount of
Fund	Liabilities		Pledged		Pledged	Assets
Donoghue Forlines Tactical Income Fund	$2,244,615	(1)	$2,244,615	(2)	$—	$—
Donoghue Forlines Floating Rate Fund	1,111,740	(1)	1,111,740	(2)	—	—
Donoghue Forlines Tactical Allocation Fund	20,939,615	(1)	20,939,615	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

At December 31, 2021, the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Floating Rate Fund, and Donoghue Forlines Tactical Allocation Fund had loaned securities and received cash collateral for the loans. This cash was invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Funds’ securities as reflected in the Statement of Operations. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only the portion of collateral invested in the Money Market Fund. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2020 and June 30, 2019 was as follows:

	For the period ended June 30, 2020
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Income Fund	$2,529,643	$—	$—	$2,529,643
Donoghue Forlines Dividend Fund	216,508	—	161,072	377,580
Donoghue Forlines Dividend Mid-Cap Fund	1,811,915	—	—	1,811,915
Donoghue Forlines Floating Rate Fund	2,348,348	—	—	2,348,348
Donoghue Forlines Momentum Fund	1,585,818	—	103,327	1,689,145
Donoghue Forlines Tactical Allocation Fund	1,367,771	—	—	1,399,178

	For the period ended June 30, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Income Fund	$42,516,213	$70,928,598	$—	$113,444,811
Donoghue Forlines Dividend Fund	1,363,506	4,755	51,222	1,419,483
Donoghue Forlines Dividend Mid-Cap Fund	2,527,842	—	—	2,527,842
Donoghue Forlines Floating Rate Fund	4,719,244	—	—	4,719,244
Donoghue Forlines Momentum Fund	2,877,334	—	—	2,877,334
Donoghue Forlines Tactical Allocation Fund	2,585,091	—	—	2,585,091

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Income Fund	$1,587,304	$—	$(105,657,258)	$—	$(27,139,998)	$203,464	$(131,006,488)
Donoghue Forlines Dividend Fund	—	—	(3,747,787)	—	(6,206,815)	50,847	(9,903,755)
Donoghue Forlines Dividend Mid-Cap Fund	70,967	—	(1,389,316)	—	(2,112,463)	(79,895)	(3,510,707)
Donoghue Forlines Floating Rate Fund	245,280	—	(12,412,664)	—	(9,481,169)	1,324,021	(20,324,532)
Donoghue Forlines Momentum Fund	—	—	—	—	(7,574,153)	221,626	(7,352,527)
Donoghue Forlines Tactical Allocation Fund	—	—	(12,561,889)	—	—	(260,185)	(12,822,074)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Momentum Fund incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Donoghue Forlines Tactical Income Fund	$—
Donoghue Forlines Dividend Fund	—
Donoghue Forlines Dividend Mid-Cap Fund	—
Donoghue Forlines Floating Rate Fund	—
Donoghue Forlines Momentum Fund	68,255
Donoghue Forlines Tactical Allocation Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Donoghue Forlines Tactical Income Fund	$27,139,998
Donoghue Forlines Dividend Fund	6,206,815
Donoghue Forlines Dividend Mid-Cap Fund	2,112,463
Donoghue Forlines Floating Rate Fund	9,481,169
Donoghue Forlines Momentum Fund	7,505,898
Donoghue Forlines Tactical Allocation Fund	—

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Donoghue Forlines Tactical Income Fund	$74,225,361	$31,431,897	$105,657,258	$—
Donoghue Forlines Dividend Fund	3,747,404	383	3,747,787	—
Donoghue Forlines Dividend Mid-Cap Fund	1,389,316	—	1,389,316	—
Donoghue Forlines Floating Rate Fund	12,412,664	—	12,412,664	547,710
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Tactical Allocation Fund	12,561,889	—	12,561,889	—

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and tax adjustments for non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Income Fund	$—	$—
Donoghue Forlines Dividend Fund	(49,649)	49,649
Donoghue Forlines Dividend Mid-Cap Fund	—	—
Donoghue Forlines Floating Rate Fund	—	—
Donoghue Forlines Momentum Fund	—	—
Donoghue Forlines Tactical Allocation Fund	(33,065)	33,065

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Donoghue Forlines Tactical Income Fund	$70,714,575	$2,934,132	$—	$2,934,132
Donoghue Forlines Dividend Fund	44,619,249	1,757,480	(618,014)	1,139,466
Donoghue Forlines Dividend Mid-Cap Fund	9,015,197	806,300	(46,209)	760,091
Donoghue Forlines Floating Rate Fund	57,044,025	2,944,511	—	2,944,511
Donoghue Forlines Momentum Fund	13,996,956	791,710	(202,052)	589,658
Donoghue Forlines Tactical Allocation Fund	82,419,139	5,640,524	—	5,640,524

8.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Income Fund (the “Fund”) currently invests a portion of its assets in the iShares 0-5 Year High Yield Corporate Bond ETF (the “iShares Fund”). The iShares Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years. The Fund may redeem their investment from the iShares Fund at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Portfolio. The financial statements of iShares Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2020, the percentage of the Donoghue Forlines Tactical Income Fund’s net assets invested in the iShares Fund was 25.1%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Donoghue Forlines Tactical Income Fund	36.09%
Pershing LLC	Donoghue Forlines Dividend Fund	31.52%
TD Ameritrade, Inc.	Donoghue Forlines Dividend Mid-Cap Fund	33.51%
National Financial Services	Donoghue Forlines Floating Rate Fund	51.20%

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Please refer to each Fund’s prospectus and the statement of additional information for a full listing of risks associated with each Fund’s investment strategies.

11.	SUBSEQUENT EVENTS

Subsequent events after December 31, 2020 have been evaluated through the date the financial statements were issued. The Board has determined based on the recommendation of the Advisor to close and redeem all outstanding shares of the Donoghue Forlines Dividend Mid-Cap Fund on March 18, 2021. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

Power Dividend Index Fund (“Power Dividend”), Power Dividend Mid-Cap Index Fund (“Power Dividend Mid”), Power Floating Rate Index Fund (“Power Floating”), Power Tactical Allocation/JAForlines Fund (“Power Global”), Power Income Fund (“Power Income”) and Power Momentum Index Fund (“Power Momentum”)*

In connection with the regular meeting held on September 23-25, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., LLC (“Adviser” or “WEDCO”) and the Trust, with respect to the Power Dividend, Power Dividend Mid, Power Floating, Power Global, Power Income, Power Momentum (referred to as the “Power Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser was founded in 1986 and had $1.1 billion in combined assets under management and advisement, providing rules-based tactical allocation strategies and professional investment management services to individuals, corporations and institutions. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Power Funds, taking into account their education and noting the investment team’s diverse financial industry experience. The Trustees reviewed the investment process for the Power Funds, noting that the adviser’s index funds attempted to replicate and track customized sector specific indexes using technical indicators. They further noted that Power Floating used a macro, top-down, credit-driven fundamental approach to examine and invest in asset classes with low or negative correlation. The Trustees discussed the Adviser utilized an order management system to monitor compliance with each Fund’s investment limitations, which automatically sent notifications to the adviser. They commented that the adviser’s CCO and CIO perform a quarterly best execution review of broker dealers for overall quality and service and recently expanded its broker list to offer more options for trade execution. They noted that the Adviser had been working remotely and operated effectively since the outbreak of COVID-19. The Trustees concluded that in spite of challenges, the Adviser remained consistent to their active trading and defensive style and continued to dedicate sufficient resources to support the Power Funds.

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Performance.

Power Dividend. The Trustees reviewed the Fund’s investment strategy, noting that the Fund seeks total return with a secondary objective of capital preservation. They acknowledged that the Fund received a one-star Morningstar rating and for each of the one-year, three-year, five-year and since inception periods, the Fund had underperformed its peer group median and Morningstar category median. The Trustees observed that the Fund had produced a highly ranked Standard Deviation, in the top quartile over each period presented. They noted that the Fund’s highly ranked standard deviation did not offset the impact to the Fund’s performance. The Trustees noted that the whipsaws and equal weighting of the Fund’s positions over the last year had dramatically impacted the Fund’s performance and that the Adviser was considering a variety of improvements to its investment models. After further discussion, the Trustees concluded the Adviser should implement strategy changes and the Trustees would re-evaluate the Fund’s performance at a future Board meeting.

Power Dividend Mid. The Trustees noted that the Fund’s assets had during the year ended June 30, 2020. They reviewed the Fund’s performance, acknowledging that for each of the one-year and since inception periods, the Fund had underperformed its peer group median and Morningstar category median, placing it in the bottom quartile for returns versus the peer group and Morningstar category for all periods. The Trustees further observed that despite the low relative returns, the Fund had produced a consistently strong Standard Deviation, in the top decile over each period presented. The Trustees noted that persistent market volatility had significantly impacted the Fund’s overall performance due to the adviser’s inability to avoid downside and capture upside. The Trustees noted that the Adviser agreed to conduct a throughout review of its investment models and would report back to the Trustees on changes made to improve performance. After further discussion, the Trustees concluded the Adviser implemented the strategy as expected and should be given the opportunity to improve performance.

Power Floating. The Trustees reviewed the Fund’s performance, noting that the Fund outperformed its Morningstar category median over the one-year and since inception periods. They further noted that the Fund slightly lagged its peer group median over the same periods. The Trustees considered the Fund’s risk metrics, acknowledging that the Fund was ranked in the 1st quartile for Standard Deviation. The Trustees noted that the Fund’s performance had improved slightly when compared to the Fund’s since inception period. After further discussion, the Trustees concluded that the adviser’s performance was not unsatisfactory.

Power Tactical. The Trustees considered the Fund’s performance, noting that the Fund underperformed its peer group and Morningstar category median for the one-year and since inception periods. They examined the Fund’s risk metrics, acknowledging that the Fund’s Standard Deviation ranked in the 2nd quartile. The Trustees considered the adviser’s explanation for the Fund’s performance, acknowledging that the Adviser attributed the Fund’s underperformance to recent, selective intervention by the Federal Reserve. They agreed that the Adviser should be given more time to implement the Fund’s strategy and improve performance.

Power Income. The Trustees reviewed the Fund’s performance, noting that the Fund outperformed its peer group median for the three-year and five-year periods. They further noted that the Fund

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

underperformed its Morningstar category median for the one-year, three- year, five-year, and since inceptions periods. They Trustees evaluated the Fund’s risk metrics, acknowledging that the Fund’s Standard Deviation ranked in the 1st or 2nd quartile for all periods. They noted that the Fund’s Adviser attributed the Fund’s recent underperformance to its investment model’s inability to adequately react to market volatility. The Trustees further noted that the Adviser committed to review its investment models and report back to the Trustees on potential opportunities to increase Fund performance.

Power Momentum. The Trustees noted that the Fund received a one-star Morningstar rating and sought to provide investors capital growth with a secondary objective of income generation. The Trustees reviewed the Fund’s performance, acknowledging that like most of the other Power Funds, the Fund underperformed its peer group median and Morningstar category median for the one-year, three-year, and since inception periods. The Trustees further noted that the Fund’s assets had decreased by approximately 66% to $34 million for the fiscal year ended June 30, 2020. They acknowledged the adviser’s efforts to improve performance and agreed that the Adviser should be given an opportunity to improve performance.

Fees and Expenses.

Power Dividend. The Trustees considered the advisory fee of 1.00%, noting that it was significantly higher than its peer group median and its Morningstar category median of 0.65% and 0.61%, respectively. The Trustees discussed that the adviser’s justification for the fee was due to the adviser’s risk management and ability to offer downside protection. The Trustees discussed the Fund’s net expense ratio of 1.27%, noting that it was significantly higher than its peer group median and its Morningstar category median. The Trustees noted the adviser’s intention to renew the current expense caps for the Fund but requested that the Adviser consider modifying the expense cap to provide additional benefits to shareholders. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Dividend Mid. The Trustees considered the advisory fee of 1.00%, noting that it was higher than its peer group median and its Morningstar category median of 0.75% and 0.71%, respectively. The Trustees discussed that the adviser’s justification for the fee was due to the Fund’s reduced Standard Deviation and higher trading and compliance resources needed to manage the Fund. The Trustees discussed the Fund’s net expense ratio of 1.55%, noting that it was higher than its peer group median and its Morningstar category median. The Trustees noted the adviser’s intention to renew the current expense caps for the Fund but requested that the Adviser consider modifying the expense cap to provide additional benefits to shareholders. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Floating. The Trustees considered the adviser’s advisory fee of 0.65%, noting that it was slightly higher than its peer group median and Morningstar category median. The Trustees discussed that the adviser’s justification for the fee was due to the adviser’s risk management and the Fund’s tactical ability to move assets during major downturns. The Trustees discussed the Fund’s net expense ratio of 1.08%, noting that it was significantly higher than its peer group median and Morningstar category median. The Trustees noted the adviser’s intention to renew the current expense caps for the Fund but requested that the Adviser consider modifying the expense

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

cap to provide additional benefits to shareholders. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Tactical. The Trustees considered the advisory fee of 0.75%, noting that it was lower than its peer group median and its Morningstar category median of 1.00% and 0.95%, respectively. The Trustees discussed the Fund’s net expense ratio of 1.07%, noting that it was significantly less than its peer group median and its Morningstar category median. The Trustees noted the adviser’s intention to renew the current expense caps for the Fund. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Power Income. The Trustees considered the advisory fee of 1.00%, noting that it was equal to its peer group median, but slightly higher than its peer group average of 0.95%, but well within the range. They noted the adviser’s justification for the fee was due to the adviser’s risk management and the Fund’s tactical ability to move 100% into cash. The Trustees discussed the Fund’s net expense ratio of 1.29%, noting that it was less than its peer group average and median. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Momentum. The Trustees considered the adviser’s advisory fee of 1.00%, noting that it was equal to its peer group median and slightly higher than the peer group average and equal to the peer group median. The Trustees discussed the Fund’s net expense ratio of 1.51%, noting that it was higher than its peer group median and Morningstar category median but within the range of both comparison categories. The Trustees noted the adviser’s intention to renew the current expense caps for the Fund but requested that the Adviser consider modifying the expense cap to provide additional benefits to shareholders. The Trustees After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees examined the adviser’s responses and noted that the adviser’s calculations demonstrated profitability for each Fund ranged considerably, including some losses, but determined that the adviser’s profitability with respect to each Fund was not unreasonable. After further discussion, the Trustees concluded that the adviser’s profitability relating to each Fund was not excessive.

Economies of Scale. The Trustees noted that the Power Funds collectively lost a large amount of assets under management over the past twelve months. The Trustees observed that the Adviser was willing to consider adding a breakpoint at $1.0 billion of assets for each Fund as assets grow. The Trustees discussed the benefits to shareholders of the expense cap arrangements.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement with WEDCO was in the best interest of each Fund and its respective shareholders

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Power Funds.

Donoghue Forlines Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/20	12/31/20	Period	12/31/20	Period

Donoghue Forlines Tactical Income Fund – Class A	1.70%	$1,000.00	$1,036.30	$ 8.73	$1,016.64	$ 8.64
Donoghue Forlines Tactical Income Fund – Class C	2.45%	$1,000.00	$1,032.40	$12.55	$1,012.85	$12.43
Donoghue Forlines Tactical Income Fund – Class I	1.45%	$1,000.00	$1,037.60	$ 7.45	$1,017.90	$ 7.38
Donoghue Forlines Dividend Fund – Class A	1.95%	$1,000.00	$1,108.00	$ 10.36	$1,015.38	$ 9.91
Donoghue Forlines Dividend Fund – Class C	2.70%	$1,000.00	$1,104.00	$14.32	$1,011.59	$13.69
Donoghue Forlines Dividend Fund – Class I	1.70%	$1,000.00	$1,108.50	$ 9.03	$1,016.64	$ 8.64
Donoghue Forlines Dividend Mid-Cap Fund – Class A	2.25%	$1,000.00	$1,087.00	$11.84	$1,013.86	$11.42
Donoghue Forlines Dividend Mid-Cap Fund – Class C	3.00%	$1,000.00	$1,082.10	$15.74	$1,010.08	$15.20
Donoghue Forlines Dividend Mid-Cap Fund – Class I	2.00%	$1,000.00	$1,088.80	$10.53	$1,015.12	$10.16
Donoghue Forlines Floating Rate Fund – Class A	1.39%	$1,000.00	$1,072.30	$ 7.26	$1,018.20	$ 7.07
Donoghue Forlines Floating Rate Fund – Class C	2.14%	$1,000.00	$1,068.50	$11.16	$1,014.42	$10.87
Donoghue Forlines Floating Rate Fund – Class I	1.14%	$1,000.00	$1,073.80	$ 5.96	$1,019.46	$ 5.80
Donoghue Forlines Momentum Fund – Class A	2.25%	$1,000.00	$1,284.80	$12.96	$1,013.86	$11.42
Donoghue Forlines Momentum Fund – Class C	3.00%	$1,000.00	$1,279.50	$17.24	$1,010.08	$15.20
Donoghue Forlines Momentum Fund – Class I	2.00%	$1,000.00	$1,285.20	$11.52	$1,015.12	$10.16
Donoghue Forlines Global Tactical Allocation Fund Class A	1.42%	$1,000.00	$1,122.50	$ 7.60	$1,018.05	$ 7.22
Donoghue Forlines Global Tactical Allocation Fund Class C	2.17%	$1,000.00	$1,118.70	$11.59	$1,014.27	$11.02
Donoghue Forlines Global Tactical Allocation Fund Class I	1.17%	$1,000.00	$1,124.50	$ 6.27	$1,019.31	$ 5.96

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place, Suite 310
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 N 203rd St., Suite 100
Elkhorn, NE 68022-3474

DONOGHUE-SA20

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/5/21

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/5/21